Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Stock-Based Compensation
Schedule of weighted-average assumptions used to determine fair value of options granted
The fair value of options granted was determined using the following weighted-average assumptions as of the grant date:

	2014	2013	2012

Risk-free interest rate	1.52%	1.44%	0.60%
Expected term	3.10 years	4.39 years	5.00 years
Expected stock price volatility	22.86%	24.28%	21.98%
Dividend yield	4.66%	4.66%	4.66%

Summary of activity in the stock option plan
A summary of activity in the stock option plan for 2014 was as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2014	192,215	$10.34	8.56	$450,300
Granted	7,133	$12.62	8.12	$—
Exercised	(14,500)	$10.30	—	$37,160
Forfeited or expired	(12,500)	$10.30	—	$33,750
Outstanding at December 31, 2014	172,348	$10.44	7.06	$443,520
Fully vested and expected to vest	108,000	$10.39	7.56	$282,015
Exercisable as of December 31, 2014	64,348	$10.53	6.20	$161,505

Schedule of information related to the stock option plan
Information related to the stock option plan was as follows:

	2014	2013	2012

Intrinsic value of options exercised	$37,160	$28,645	$—
Cash received from option exercises	118,466	30,920	—
Shares received from option exercises	1,133	2,215	—
Tax benefit realized from option exercises	4,798	4,818	—
Weighted average fair value of options granted	1.330	1.692	0.989

RRP
Stock-Based Compensation
Summary of changes in nonvested shares
A summary of changes in the Company’s nonvested shares for the year follows:

Nonvested Shares	Shares	Weighted Average Grant Date Fair Value

Nonvested at January 1, 2014	104,000	$10.30
Granted	8,000	$12.43
Vested	(26,000)	$10.46
Forfeited	(8,000)	$10.30
Nonvested at December 31, 2014	78,000	$10.46

Performance Award Plan
Stock-Based Compensation
Summary of changes in nonvested shares
A summary of changes in the Company’s nonvested shares for the year follows:

Nonvested Shares	Shares	Weighted Average Grant Date Fair Value

Nonvested at January 1, 2014	85,000	$10.30
Granted	—	—
Vested	—	—
Forfeited	(10,000)	$10.30
Nonvested at December 31, 2014	75,000	$10.30